COPELAND & COVERT, PLLC
Attorneys-at-Law
www.copelandcovert.com

Houston Office | 395 Sawdust Road, Suite 2148 | The Woodlands, TX 77380 | Phone: 281.702.2137 | Fax: 866.862.1719

April 6, 2015

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Division of Investment Management

Re:        Lyons Funds., File Nos. 811-23045 and 333-_____, Initial Registration Statement on form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

Ladies and Gentlemen:

We are, on behalf of Lyons Funds (the “Trust”), filing Notification of Intent to Register on Form N-8A and Initial Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940. This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

Please direct comments regarding the Trust’s Registration Statement to me at the above address. Thank you for your consideration.

Sincerely,

/s/ David D. Jones, Esq.

Copeland & Covert, PLLC